Stockholders’ Equity (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended
	Feb. 06, 2018	Aug. 24, 2017	Mar. 31, 2017	Mar. 31, 2018
Share issued during period	4,389,721	119,529,803
Proceeds from issuance of common shares		$ 88,000		$ 249,000
Share issued price per share				$ 2.79
Sale of stock price per share				$ 0.60
Consideration received from sale of stock	$ 2,075,000			$ 249,000
Number of shares issued from sale of shares				415,000
Number of shares issued for services provided, value				$ 67,000
Fair value of shares issued under severance agreement				$ 132,000
Preferred Stock Voting Rights				Convertible into shares of the Company’s common stock on a one-for-one basis at the election of the holder prior to the five year anniversary of issuance, and will automatically convert convertible into shares of the Company’s common stock on the fifth anniversary of issuance.
Former Officer [Member] | Severance Agreement [Member]
Share issued price per share				$ 0.60
Fair value of shares issued under severance agreement				$ 220,000
Fair value of shares issued under severance agreement, shares				132,000
Two Third Party Consultants [Member]
Share issued price per share				$ 0.60
Number of shares issued for services provided				112,184
Number of shares issued for services provided, value				$ 67,000
Common Stock [Member]
Number of shares issued to settle related party advances				1,333,333
Number of shares issued to settle related party advances, value				$ 800,000
Common Stock [Member]
Share issued during period				415,000
Share issued price per share				$ 0.60
Number of shares issued for services provided				112,184
Number of shares issued for services provided, value				$ 100
Fair value of shares issued under severance agreement				$ 200
Fair value of shares issued under severance agreement, shares				220,000
Minimum [Member]
Sale of stock price per share	$ 0.45
Maximum [Member]
Sale of stock price per share	$ 0.60
Second Anniversary [Member]
Preferred stock dividend percentage				1.00%
Fifth Anniversaries [Member]
Preferred stock dividend percentage				2.00%
Series A Preferred Stock [Member]
Share issued during period		121,058,863